STATEMENT OF CASH FLOWS (Details) - Schedule of consolidated statement of cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of consolidated statement of cash flow [Abstract]
Net cash flows from (used in) operating activities	$ (65,901)	$ 18,347
Net cash flows from (used in) investment activities	17,223	(13,872)
Net cash flows from (used in) financing activities
Effects of variation in the exchange rate on cash and cash equivalents	48,678	(4,475)
Net increase (decrease) in cash and cash equivalents